Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Cost Vessels	Jun. 30, 2014 Accumulated Depreciation Vessels	Jun. 30, 2014 Net Book Value Vessels
Balance,at beginning of period	$ 2,242,604	$ 2,249,087	$ 2,872,458	$ (623,371)	$ 2,249,087
Additions			54,660	0	54,660
Depreciation			0	(61,143)	(61,143)
Balance,at end of period	$ 2,242,604	$ 2,249,087	$ 2,927,118	$ (684,514)	$ 2,242,604